Income Taxes (Tables)	12 Months Ended
Dec. 31, 2011
Income Tax Disclosure [Abstract]
Significant components of net deferred tax assets

Significant components of the Company’s net deferred tax assets at December 31, 2011 and 2010 are shown below.

	For Years Ended December 31,
	2011	2010
Non-current deferred tax assets
Research tax credit	$1,631,000	$1,484,000
Net operating loss carry forwards	11,720,000	8,996,000
Stock based compensation	848,000	767,000
Total deferred tax assets	14,199,000	11,247,000
Non-current deferred tax liability
Depreciation and amortization	(10,000)	(8,000)
Total net deferred tax assets	14,189,000	11,239,000
Valuation allowance	(14,189,000)	(11,239,000)
Net deferred tax assets	$-	$-

Reconciliation of the statutory tax rates and the effective tax rates

A reconciliation of the statutory tax rates and the effective tax rates for the years ended December 31, 2011 and 2010 are as follows:

	2011		2010
	Amount	Rate	Amount	Rate

Federal tax	$(2,689,000)	34.0%	$(1,368,000)	34.0%
State tax	(390,000)	5.9%	(237,000)	5.9%
R&D Credit	(15,000)	7.7%	(308,000)	7.7%
Valuation allowance	3,446,000	(47.6)%	1,913,000	(47.6)%
Net	$-	-	$-	-